9800 Fredericksburg Road
San Antonio, Texas 78288

September 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:          USAA Mutual Funds Trust
Post-Effective Amendment No. 82 to
Registration Statement on Form N-1A
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 82 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on December 1, 2012, pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed with respect to the USAA Mutual Funds Trust (High Income Fund Shares, High Income Fund Institutional Shares, High Income Fund Adviser Shares, Small Cap Stock Fund Shares, and Small Cap Stock Fund Institutional Shares) to (1) incorporate revised language to reflect the change in name and principal investment strategy with respect to the High Income Fund; (2) incorporate revised language to include two new subadvisers with respect to the Small Cap Stock Fund; (3) bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and in conjunction therewith; and (4) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

                                                                                                     /S/ JAMES G. WHETZEL
                                                                                                     James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust
Enclosures

USAA Asset Management Company